Financial and capital risk management - Derivative Financial Investments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	R$ (3,598)	R$ 556
Options (put/call of commodities)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	(513)	(5,662)
Forwards (R$/US$) (i)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	8,837	(224)
Swap (R$/US$)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, net	R$ (11,922)	R$ 6,442